COMMITMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Minimum future lease payments not yet payable	$ 3,580,522	$ 3,255,190
Not Later Than One Year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Minimum future lease payments not yet payable	462,205	533,319
Between One And Five Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Minimum future lease payments not yet payable	1,620,253	1,459,362
Over five years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Minimum future lease payments not yet payable	$ 1,498,064	$ 1,262,509